Significant accounting policies - Property, plant and equipment (Details)	12 Months Ended
Mar. 31, 2018
Computer and peripherals
Property, plant and equipment
Useful life of property, plant and equipment	3 years
Furniture and fixtures
Property, plant and equipment
Useful life of property, plant and equipment	5 years
Office equipment
Property, plant and equipment
Useful life of property, plant and equipment	5 years
Vehicles | Minimum
Property, plant and equipment
Useful life of property, plant and equipment	5 years
Vehicles | Maximum
Property, plant and equipment
Useful life of property, plant and equipment	7 years
Leasehold improvements
Property, plant and equipment
Amortization	Leasehold improvements are amortized over the lower of primary lease period or economic useful life.